Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expense and other current assets mainly consisted of the following:

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
Prepaid expenses	$3,373,673	$4,480,810
Other receivables	19,037	-
Total	$3,392,710	$4,480,810